OTHER INCOME / (EXPENSE)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
OTHER INCOME / (EXPENSE)	OTHER INCOME (EXPENSE)

	Year ended December 31,
	2023	2022
Gain (loss) on warrants	$16,686	$(1,040)
Gain (loss) on Convertible Loans derivative	21,833	(9,899)
Gain on Convertible Debenture derivative	900	—
Loss on deferred consideration	(1,194)	(3,262)
Loss on foreign exchange	(27)	(404)
Gain (loss) on investments	997	(295)
Gain on sales from Gold Prepay Agreement	569	1,596
Gain (loss) Gold Prepay derivative	(4,592)	2,916
Gain on Silver Purchase derivative	—	1,898
Loss on Gold Prepay Agreement modification	(1,831)	—
Other	1,581	(3,193)
Total other income (expense)	$34,922	$(11,683)